Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income tax expense	$ 173,530	$ 132,361
Mali
Income Tax [Line Items]
Income tax expense	103,049	97,399
Namibia
Income Tax [Line Items]
Income tax expense	23,807	18,814
Philippines
Income Tax [Line Items]
Income tax expense	46,046	14,812
Other
Income Tax [Line Items]
Income tax expense	$ 628	$ 1,336